PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Buildings and improvements	$ 14,888	$ 15,393
Vehicles	335	333
Other equipment and devices	348	376
Total property and equipment	15,571	16,102
Less: accumulated depreciation	(3,676)	(3,212)
Property and equipment, net	$ 11,895	$ 12,890